LONG-TERM COMMITMENTS	12 Months Ended
Dec. 31, 2023
Capital commitments [abstract]
LONG-TERM COMMITMENTS
24.    LONG-TERM COMMITMENTS
The Company entered into long-term take-or-pay agreements with chemicals, transportation and natural gas suppliers. These agreements contain termination and supply interruption clauses in the event of defaults on certain essential obligations. Generally, the Company purchases the minimum amounts agreed under the agreements, and hence there is no liability recorded in the amount that is recognized each month. The total contractual obligations assumed on December 31, 2023 were equivalent to R$14,606,380 per year (R$14,875,422 at December 31, 2022).